CONSOLIDATED BALANCE SHEETS - Parenthetical - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	75,000,000	75,000,000	75,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,500,000,000	2,500,000,000	2,500,000,000
Common Stock, Shares, Issued	354,492,442	345,172,442	338,384,171
Common Stock, Shares, Outstanding	354,492,442	345,172,442	338,384,171